UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-8709

Salomon Brothers High Income Fund II Inc.
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY		10004
(Address of principal executive offices)		(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 300 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-800-725-6666

Date of fiscal year end:	April 30

Date of reporting period:	July 31, 2006

ITEM 1.                  SCHEDULE OF INVESTMENTS

Salomon Brothers High Income Fund II Inc.

FORM N-Q

JULY 31, 2006

Salomon Brothers High Income Fund II Inc.

Schedule of Investments (unaudited)	July 31, 2006

Face
Amount†	Security	Value
CORPORATE BONDS & NOTES — 84.4%
Aerospace & Defense — 1.5%
1,555,000	Alliant Techsystems Inc., Senior Subordinated Notes, 6.750% due 4/1/16	$1,512,237
4,200,000	Argo-Tech Corp., Senior Notes, 9.250% due 6/1/11	4,357,500
	DRS Technologies Inc., Senior Subordinated Notes:
945,000	6.625% due 2/1/16	914,288
3,100,000	7.625% due 2/1/18	3,107,750
5,500,000	L-3 Communications Corp., Senior Subordinated Notes, 7.625% due 6/15/12	5,596,250
	Total Aerospace & Defense	15,488,025
Airlines — 0.5%
1,540,000	American Airlines Inc., Pass-Through Certificates, Series 2001-02, Class C, 7.800% due 10/1/06	1,542,888
	Continental Airlines Inc., Pass-Through Certificates:
493,588	Series 1998-1, Class C, 6.541% due 9/15/08	470,335
1,354,279	Series 2000-2, Class C, 8.312% due 10/2/12	1,308,550
1,355,000	Series 2001-2, Class D, 7.568% due 12/1/06	1,352,986
	Total Airlines	4,674,759
Auto Components — 0.8%
2,700,000	Keystone Automotive Operations Inc., Senior Subordinated Notes, 9.750% due 11/1/13	2,585,250
1,439,000	TRW Automotive Inc., Senior Notes, 9.375% due 2/15/13	1,536,132
4,690,000	Visteon Corp., Senior Notes, 8.250% due 8/1/10	4,338,250
	Total Auto Components	8,459,632
Automobiles — 2.7%
	Ford Motor Co.:
1,150,000	Debentures, 8.900% due 1/15/32	971,750
26,660,000	Notes, 7.450% due 7/16/31	19,728,400
	General Motors Corp., Senior Debentures:
2,375,000	8.250% due 7/15/23	1,971,250
5,790,000	8.375% due 7/15/33	4,776,750
	Total Automobiles	27,448,150
Biotechnology — 0.0%
325,000	Angiotech Pharmaceuticals Inc., Senior Subordinated Notes, 7.750% due 4/1/14 (a)	316,063
Building Products — 1.9%
8,525,000	Associated Materials Inc., Senior Discount Notes, step bond to yield 11.301% due 3/1/14	4,901,875
2,130,000	Jacuzzi Brands Inc., Secured Notes, 9.625% due 7/1/10	2,263,125
5,190,000	Nortek Inc., Senior Subordinated Notes, 8.500% due 9/1/14	4,878,600
3,380,000	NTK Holdings Inc., Senior Discount Notes, step bond to yield 10.923% due 3/1/14	2,382,900
5,075,000	Ply Gem Industries Inc., Senior Subordinated Notes, 9.000% due 2/15/12	4,466,000
	Total Building Products	18,892,500
Capital Markets — 0.6%
3,104,000	BCP Crystal U.S. Holdings Corp., Senior Subordinated Notes, 9.625% due 6/15/14	3,348,440
3,000,000	E*TRADE Financial Corp., Senior Notes, 7.375% due 9/15/13	3,022,500
	Total Capital Markets	6,370,940
Chemicals — 3.4%
2,500,000	Airgas Inc., Senior Subordinated Notes, 9.125% due 10/1/11	2,618,750
2,800,000	Borden Chemicals & Plastics LP, Notes, 9.500% due 5/1/49 (b)(c)(d)*	49,000
280,000	Chemtura Corp., 6.875% due 6/1/16	271,600

See Notes to Schedule of Investments.

Salomon Brothers High Income Fund II Inc.

Schedule of Investments (unaudited) (continued)	July 31, 2006

Face
Amount†	Security	Value
Chemicals — 3.4% (continued)
3,500,000	Equistar Chemicals LP, Senior Notes, 10.625% due 5/1/11	$3,780,000
	Huntsman International LLC, Senior Subordinated Notes:
3,873,000	10.125% due 7/1/09	3,950,460
675,000	8.125% due 1/1/15 (a)	630,281
3,675,000	Innophos Inc., Senior Subordinated Notes, 8.875% due 8/15/14	3,693,375
	Lyondell Chemical Co., Senior Secured Notes:
1,517,000	9.500% due 12/15/08	1,566,303
1,400,000	11.125% due 7/15/12	1,531,250
3,075,000	Methanex Corp., Senior Notes, 8.750% due 8/15/12	3,305,625
3,550,000	Millennium America Inc., Senior Notes, 9.250% due 6/15/08	3,647,625
4,475,000	Montell Finance Co. BV, 8.100% due 3/15/27 (a)	4,117,000
	Rhodia SA:
2,251,000	Senior Notes, 10.250% due 6/1/10	2,447,963
2,709,000	Senior Subordinated Notes, 8.875% due 6/1/11	2,769,952
	Total Chemicals	34,379,184
Commercial Banks — 0.3%
2,650,000	Russian Agricultural Bank, Notes, 7.175% due 5/16/13 (a)	2,692,400
Commercial Services & Supplies — 2.3%
2,100,000	Allied Security Escrow Corp., Senior Subordinated Notes, 11.375% due 7/15/11	2,068,500
	Allied Waste North America Inc.:
	Senior Notes, Series B:
250,000	8.500% due 12/1/08	260,625
1,617,000	9.250% due 9/1/12	1,726,148
1,050,000	7.250% due 3/15/15	1,018,500
5,885,000	Senior Secured Notes, Series B, 7.375% due 4/15/14	5,634,887
3,200,000	Brand Services Inc., Senior Notes, 12.000% due 10/15/12	3,620,096
1,640,000	DynCorp International LLC/DIV Capital Corporation, Senior Subordinated Notes, 9.500% due 2/15/13	1,705,600
	NationsRent Inc.:
20,000	Secured Notes, 9.500% due 10/15/10	21,829
1,280,000	Senior Subordinated Notes, 9.500% due 5/1/15	1,499,302
5,110,000	Windstream Corp., Senior Notes, 8.625% due 8/1/16 (a)	5,339,950
	Total Commercial Services & Supplies	22,895,437
Communications Equipment — 0.9%
10,825,000	Lucent Technologies Inc., Debentures, 6.450% due 3/15/29	9,282,437
Computers & Peripherals — 0.3%
3,000,000	Seagate Technology HDD Holdings, Senior Notes, 8.000% due 5/15/09	3,075,000
Consumer Finance — 3.7%
	Ford Motor Credit Co.:
	Notes:
3,075,000	7.875% due 6/15/10	2,895,432
3,880,000	7.000% due 10/1/13	3,412,499
4,248,000	Senior Notes, 10.486% due 6/15/11 (a)(e)	4,312,102
	General Motors Acceptance Corp.:
20,270,000	Bonds, 8.000% due 11/1/31	19,931,897
6,890,000	Notes, 6.875% due 8/28/12	6,657,366
	Total Consumer Finance	37,209,296
Containers & Packaging — 2.5%
3,075,000	Berry Plastics Corp., Senior Subordinated Notes, 10.750% due 7/15/12	3,374,813
4,255,000	Graham Packaging Co. Inc., Senior Subordinated Notes, 9.875% due 10/15/14	4,159,262
	Graphic Packaging International Corp.:

See Notes to Schedule of Investments.

Salomon Brothers High Income Fund II Inc.

Schedule of Investments (unaudited) (continued)	July 31, 2006

Face
Amount†	Security	Value
Containers & Packaging — 2.5% (continued)
670,000	Senior Notes, 8.500% due 8/15/11	$676,700
3,905,000	Senior Subordinated Notes, 9.500% due 8/15/13	3,924,525
3,750,000	JSG Funding PLC, Senior Notes, 9.625% due 10/1/12	3,900,000
2,195,000	Owens-Brockway Glass Container Inc., Senior Secured Notes, 8.750% due 11/15/12	2,326,700
1,490,000	Plastipak Holdings Inc., Senior Notes, 8.500% due 12/15/15 (a)	1,482,550
795,000	Pliant Corp., Senior Secured Second Lien Notes, 11.125% due 9/1/09	747,300
1,975,000	Radnor Holdings Corp., Senior Notes, 11.000% due 3/15/10	602,375
2,355,000	Smurfit-Stone Container Enterprises Inc., Senior Notes, 8.375% due 7/1/12	2,251,969
2,150,000	Tekni-Plex Inc., Senior Subordinated Notes, Series B, 12.750% due 6/15/10	1,515,750
	Total Containers & Packaging	24,961,944
Diversified Consumer Services — 1.2%
1,965,000	Education Management LLC/Education Management Corp., Senior Notes, 8.750% due 6/1/14 (a)	1,979,738
	Hertz Corp.:
2,650,000	Senior Notes, 8.875% due 1/1/14 (a)	2,775,875
6,675,000	Senior Subordinated Notes, 10.500% due 1/1/16 (a)	7,292,437
	Total Diversified Consumer Services	12,048,050
Diversified Financial Services — 3.8%
1,950,000	Alamosa Delaware Inc., Senior Notes, 11.000% due 7/31/10	2,140,125
2,110,000	CCM Merger Inc., Notes, 8.000% due 8/1/13 (a)	2,030,875
	Citisteel USA Inc., Senior Secured Notes:
1,255,000	12.490% due 9/1/10 (e)	1,308,338
870,000	15.000% due 10/1/10 (a)(f)	906,975
10,580,000	Dow Jones CDX HY, Pass-Through Trust, Series 6-T3, 8.125% due 6/29/11 (a)	10,408,075
3,380,000	H&E Equipment Services LLC/H&E Finance Corp., Senior Notes, 11.125% due 6/15/12	3,710,395
2,850,000	Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC, Second Priority, Senior Secured Notes, 9.000% due 7/15/14	2,928,375
1,800,000	Hughes Network Systems LLC/HNS Finance Corp., Senior Notes, 9.500% due 4/15/14 (a)	1,800,000
1,950,000	Nell AF SARL, Senior Subordinated Notes, 8.375% due 8/15/15 (a)	1,903,688
1,360,000	TNK-BP Finance SA, 7.500% due 7/18/16 (a)	1,377,602
260,000	UCAR Finance Inc., Senior Notes, 10.250% due 2/15/12	273,325
2,055,000	UGS Corp., Senior Subordinated Notes, 10.000% due 6/1/12	2,221,969
5,580,000	Vanguard Health Holdings Co. I LLC, Senior Discount Notes, step bond to yield 9.815% due 10/1/15	3,975,750
3,105,000	Vanguard Health Holdings Co. II LLC, Senior Subordinated Notes, 9.000% due 10/1/14	3,019,612
	Total Diversified Financial Services	38,005,104
Diversified Telecommunication Services — 5.5%
	Cincinnati Bell Inc.:
2,590,000	Senior Notes, 7.000% due 2/15/15	2,466,975
1,040,000	Senior Subordinated Notes, 8.375% due 1/15/14	1,024,400
190,000	Cincinnati Bell Telephone Co., Debentures, 6.300% due 12/1/28	162,450
2,515,000	Citizens Communications Co., Senior Notes, 9.000% due 8/15/31	2,590,450
2,975,000	Hawaiian Telcom Communications Inc., Senior Subordinated Notes, Series B, 12.500% due 5/1/15	3,153,500
4,350,000	Insight Midwest LP/Insight Capital Inc., Senior Notes, 10.500% due 11/1/10	4,545,750
	Intelsat Bermuda Ltd., Senior Notes:
3,190,000	9.250% due 6/15/16 (a)	3,277,725
6,280,000	11.250% due 6/15/16 (a)	6,374,200
670,000	Intelsat Ltd., Notes, 7.625% due 4/15/12	561,963

See Notes to Schedule of Investments.

Salomon Brothers High Income Fund II Inc.

Schedule of Investments (unaudited) (continued)	July 31, 2006

Face
Amount†		Security	Value
Diversified Telecommunication Services — 5.5% (continued)
1,880,000		Nordic Telephone Co. Holdings, Senior Notes, 8.875% due 5/1/16 (a)	$1,945,800
2,440,000		NTL Cable PLC, Senior Notes, 9.125% due 8/15/16	2,482,700
1,355,000		PanAmSat Corp., Senior Notes, 9.000% due 8/15/14	1,383,794
		Qwest Communications International Inc., Senior Notes:
365,000		7.500% due 2/15/14	359,525
900,000		Series B, 7.500% due 2/15/14	886,500
		Qwest Corp.:
8,728,000		Debentures, 6.875% due 9/15/33	7,789,740
7,325,000		Notes, 8.875% due 3/15/12	7,929,312
3,640,000		Southwestern Bell Telephone Co., Debentures, 7.000% due 11/15/27	3,643,909
4,770,000		Telcordia Technologies Inc., Senior Subordinated Notes, 10.000% due 3/15/13 (a)	3,839,850
6,000,000	MXN	Telefonos de Mexico SA de CV, Senior Notes, 8.750% due 1/31/16	527,522
270,000		Wind Acquisition Finance SA, 10.750% due 12/1/15 (a)	292,275
		Total Diversified Telecommunication Services	55,238,340
Electric Utilities — 0.4%
		Enersis SA:
851,000		Bonds, 7.375% due 1/15/14	878,236
487,000		Notes, 7.400% due 12/1/16	504,016
1,106,375		Midwest Generation LLC, Pass-Through Certificates, Series B, 8.560% due 1/2/16	1,163,768
1,465,000		Reliant Energy Inc., Senior Secured Notes, 9.250% due 7/15/10	1,508,950
		Total Electric Utilities	4,054,970
Energy Equipment & Services — 0.4%
3,175,000		Hanover Compressor Co., Senior Notes, 9.000% due 6/1/14	3,397,250
515,000		Pride International Inc., Senior Notes, 7.375% due 7/15/14	522,725
		Total Energy Equipment & Services	3,919,975
Food Products — 0.8%
		Dole Food Co. Inc.:
1,600,000		Debentures, 8.750% due 7/15/13	1,440,000
		Senior Notes:
1,975,000		7.250% due 6/15/10	1,787,375
1,050,000		8.875% due 3/15/11	987,000
4,375,000		Pinnacle Foods Holding Corp., Senior Subordinated Notes, 8.250% due 12/1/13	4,309,375
		Total Food Products	8,523,750
Health Care Providers & Services — 3.8%
4,425,000		AmeriPath Inc., Senior Subordinated Notes, 10.500% due 4/1/13	4,679,437
4,885,000		DaVita Inc., Senior Subordinated Notes, 7.250% due 3/15/15	4,695,706
1,655,000		Extendicare Health Services Inc., Senior Notes, 9.500% due 7/1/10	1,735,681
		HCA Inc., Notes:
2,100,000		6.375% due 1/15/15	1,690,500
7,200,000		6.500% due 2/15/16	5,769,000
4,800,000		IASIS Healthcare LLC/IASIS Capital Corp., Senior Subordinated Notes, 8.750% due 6/15/14	4,632,000
		Tenet Healthcare Corp., Senior Notes:
6,000,000		7.375% due 2/1/13	5,235,000
4,560,000		9.875% due 7/1/14	4,377,600
1,935,000		6.875% due 11/15/31	1,465,763
4,550,000		Triad Hospitals Inc., Senior Subordinated Notes, 7.000% due 11/15/13	4,368,000
		Total Health Care Providers & Services	38,648,687

See Notes to Schedule of Investments.

Salomon Brothers High Income Fund II Inc.

Schedule of Investments (unaudited) (continued)	July 31, 2006

Face
Amount†	Security	Value
Hotels, Restaurants & Leisure — 6.0%
	Caesars Entertainment Inc., Senior Subordinated Notes:
700,000	9.375% due 2/15/07	$711,375
4,500,000	8.875% due 9/15/08	4,719,375
3,000,000	8.125% due 5/15/11	3,165,000
2,725,000	Carrols Corp., Senior Subordinated Notes, 9.000% due 1/15/13	2,711,375
4,725,000	Denny’s Holdings Inc., Senior Notes, 10.000% due 10/1/12	4,772,250
4,150,000	Herbst Gaming Inc., Senior Subordinated Notes, 7.000% due 11/15/14	3,994,375
2,980,000	Inn of the Mountain Gods Resort & Casino, Senior Notes, 12.000% due 11/15/10	3,132,725
4,800,000	Isle of Capri Casinos Inc., Senior Subordinated Notes, 7.000% due 3/1/14	4,608,000
1,835,000	Kerzner International Ltd., Senior Subordinated Notes, 6.750% due 10/1/15	1,940,512
3,850,000	Las Vegas Sands Corp., Senior Notes, 6.375% due 2/15/15	3,580,500
	MGM MIRAGE Inc.:
1,775,000	Senior Notes, 6.750% due 9/1/12	1,726,188
485,000	Senior Subordinated Notes, 9.750% due 6/1/07	500,156
	Mohegan Tribal Gaming Authority, Senior Subordinated Notes:
1,050,000	7.125% due 8/15/14	1,023,750
2,475,000	6.875% due 2/15/15	2,363,625
620,000	Penn National Gaming Inc., Senior Subordinated Notes, 6.750% due 3/1/15	585,900
4,700,000	Pinnacle Entertainment Inc., Senior Subordinated Notes, 8.250% due 3/15/12	4,711,750
3,930,000	Pokagon Gaming Authority, Senior Notes, 10.375% due 6/15/14 (a)	4,126,500
315,000	River Rock Entertainment Authority, Senior Notes, 9.750% due 11/1/11	332,325
2,825,000	Sbarro Inc., Senior Notes, 11.000% due 9/15/09	2,867,375
4,300,000	Starwood Hotels & Resorts Worldwide Inc., Senior Notes, 7.875% due 5/1/12	4,558,000
	Station Casinos Inc., Senior Subordinated Notes:
475,000	6.875% due 3/1/16	439,375
4,175,000	6.625% due 3/15/18	3,720,969
	Total Hotels, Restaurants & Leisure	60,291,400
Household Durables — 2.2%
310,000	American Greetings Corp., Senior Notes, 7.375% due 6/1/16	311,550
	Beazer Homes USA Inc., Senior Notes:
295,000	6.875% due 7/15/15	264,025
1,920,000	8.125% due 6/15/16 (a)	1,833,600
4,000,000	Holt Group Inc., Senior Notes, 9.750% due 1/15/49 (b)(c)(d)*	0
	Interface Inc.:
2,875,000	Senior Notes, 10.375% due 2/1/10	3,155,312
1,500,000	Senior Subordinated Notes, 9.500% due 2/1/14	1,545,000
	K Hovnanian Enterprises Inc., Senior Notes:
2,605,000	7.500% due 5/15/16	2,396,600
3,535,000	8.625% due 1/15/17	3,464,300
1,230,000	Norcraft Cos. LP/Norcraft Finance Corp., Senior Subordinated Notes, 9.000% due 11/1/11	1,260,750
1,660,000	Norcraft Holdings LP/Norcraft Capital Corp., Senior Discount Notes, step bond to yield 9.536% due 9/1/12	1,344,600
4,150,000	Sealy Mattress Co., Senior Subordinated Notes, 8.250% due 6/15/14	4,170,750
2,145,000	Tempur-Pedic Inc./Tempur Production USA Inc., Senior Subordinated Notes, 10.250% due 8/15/10	2,257,613
	Total Household Durables	22,004,100
Household Products — 0.6%
	Nutro Products Inc.:
435,000	Senior Notes, 9.230% due 10/15/13 (a)(e)	448,050
1,370,000	Senior Subordinated Notes, 10.750% due 4/15/14 (a)	1,435,075
	Spectrum Brands Inc., Senior Subordinated Notes:

See Notes to Schedule of Investments.

Salomon Brothers High Income Fund II Inc.

Schedule of Investments (unaudited) (continued)	July 31, 2006

Face
Amount†	Security	Value
Household Products — 0.6% (continued)
2,175,000	8.500% due 10/1/13	$1,745,438
570,000	7.375% due 2/1/15	431,775
1,890,000	Visant Holding Corp., Senior Notes, 8.750% due 12/1/13 (a)	1,819,125
	Total Household Products	5,879,463
Independent Power Producers & Energy Traders — 4.6%
2,710,000	AES China Generating Co., Ltd., Class A, 8.250% due 6/26/10	2,671,380
	AES Corp.:
	Senior Notes:
1,325,000	9.500% due 6/1/09	1,404,500
1,900,000	9.375% due 9/15/10	2,035,375
40,000	8.875% due 2/15/11	42,400
4,175,000	7.750% due 3/1/14	4,237,625
730,000	Senior Secured Notes, 9.000% due 5/15/15 (a)	788,400
2,500,000	Calpine Generating Co. LLC, Senior Secured Notes, 14.120% due 4/1/11 (b)	2,637,500
	Dynegy Holdings Inc., Senior Debentures:
4,550,000	7.125% due 5/15/18	4,004,000
8,350,000	7.625% due 10/15/26	7,348,000
	Edison Mission Energy, Senior Notes:
4,575,000	7.730% due 6/15/09	4,666,500
445,000	7.500% due 6/15/13 (a)	441,662
2,600,000	7.750% due 6/15/16 (a)	2,580,500
950,000	Mirant Americas Generation LLC, Senior Notes, 9.125% due 5/1/31	916,750
2,585,000	Mirant North America LLC, Senior Notes, 7.375% due 12/31/13	2,497,756
	NRG Energy Inc., Senior Notes:
1,675,000	7.250% due 2/1/14	1,643,594
8,770,000	7.375% due 2/1/16	8,594,600
	Total Independent Power Producers & Energy Traders	46,510,542
Industrial Conglomerates — 0.4%
2,750,000	Moll Industries Inc., Senior Subordinated Notes, 10.500% due 7/1/08 (b)(c)(d)*	0
4,000,000	Sequa Corp., Senior Notes, 9.000% due 8/1/09	4,230,000
	Total Industrial Conglomerates	4,230,000
Insurance — 0.5%
4,820,000	Crum & Forster Holdings Corp., Senior Notes, 10.375% due 6/15/13	4,940,500
Internet & Catalog Retail — 0.2%
660,000	Brookstone Co. Inc., Secured Notes, 12.000% due 10/15/12	600,600
1,433,000	FTD Inc., Senior Subordinated Notes, 7.750% due 2/15/14	1,386,428
	Total Internet & Catalog Retail	1,987,028
IT Services — 0.6%
	Sungard Data Systems Inc.:
2,900,000	Senior Notes, 9.125% due 8/15/13	2,976,125
3,230,000	Senior Subordinated Notes, 10.250% due 8/15/15	3,290,562
	Total IT Services	6,266,687
Leisure Equipment & Products — 0.2%
1,965,000	Warner Music Group, Senior Subordinated Notes, 7.375% due 4/15/14	1,906,050
Machinery — 1.1%
	Case New Holland Inc., Senior Notes:
450,000	9.250% due 8/1/11	476,438
1,850,000	7.125% due 3/1/14	1,808,375
635,000	Commercial Vehicle Group Inc., Senior Notes, 8.000% due 7/1/13	605,631
1,365,000	Invensys PLC, Senior Notes, 9.875% due 3/15/11 (a)	1,474,200
991,000	Mueller Group Inc., Senior Subordinated Notes, 10.000% due 5/1/12	1,075,235

See Notes to Schedule of Investments.

Salomon Brothers High Income Fund II Inc.

Schedule of Investments (unaudited) (continued)	July 31, 2006

Face
Amount†	Security	Value
Machinery — 1.1% (continued)
2,844,000	Mueller Holdings Inc., Discount Notes, step bond to yield 14.731% due 4/15/14	$2,431,620
2,667,000	Terex Corp., Senior Subordinated Notes, Series B, 10.375% due 4/1/11	2,805,364
	Total Machinery	10,676,863
Media — 10.2%
2,910,000	Affinion Group Inc., Senior Notes, 10.125% due 10/15/13 (a)	2,997,300
	AMC Entertainment Inc.:
20,000	Senior Note, Series B, 8.625% due 8/15/12	20,525
5,655,000	Senior Subordinated Notes, 11.000% due 2/1/16	6,135,675
6,435,325	CanWest Media Inc., Senior Subordinated Notes, 8.000% due 9/15/12	6,306,618
3,000,000	CCH I Holdings LLC/CCH I Holdings Capital Corp., Senior Accreting Notes, step bond to yield 17.441% due 1/15/15	1,830,000
5,040,000	CCH I LLC/CCH Capital Corp., Senior Secured Notes, 11.000% due 10/1/15	4,548,600
4,390,000	CCH II LLC/CCH II Capital Corp., Senior Notes, 10.250% due 9/15/10	4,455,850
	Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp., Senior Notes:
1,310,000	8.625% due 4/1/09	1,100,400
800,000	10.750% due 10/1/09	692,000
1,320,000	Charter Communications Holdings LLC/Charter Communications Holdings II Capital Corp., Senior Notes, 9.625% due 11/15/09	1,115,400
925,000	Charter Communications Operating LLC, Second Lien Senior Notes, 8.375% due 4/30/14 (a)	936,563
1,375,000	Chukchansi Economic Development Authority, Senior Notes, 8.000% due 11/15/13 (a)	1,383,594
640,000	CMP Susquehanna Corp., Senior Subordinated Notes, 9.875% due 5/15/14 (a)	598,400
	CSC Holdings Inc.:
3,850,000	Debentures, Series B, 8.125% due 8/15/09	3,960,687
345,000	Senior Debentures, 7.875% due 2/15/18	347,588
3,400,000	Senior Notes, Series B, 7.625% due 4/1/11	3,438,250
813,000	Dex Media East LLC/Dex Media East Finance Co., Senior Notes, Series B, 12.125% due 11/15/12	912,593
3,350,000	Dex Media Inc., Discount Notes, step bond to yield 8.367% due 11/15/13	2,780,500
2,344,000	Dex Media West LLC/Dex Media Finance Co., Senior Subordinated Notes, Series B, 9.875% due 8/15/13	2,537,380
3,022,000	DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., Senior Notes, 8.375% due 3/15/13	3,180,655
9,325,000	EchoStar DBS Corp., Senior Notes, 7.125% due 2/1/16 (a)	9,208,437
2,500,000	Houghton Mifflin Co., Senior Discount Notes, step bond to yield 11.492% due 10/15/13	2,081,250
1,950,000	Interep National Radio Sales Inc., Senior Subordinated Notes, Series B, 10.000% due 7/1/08	1,677,000
1,505,000	Kabel Deutschland GMBH, Senior Notes, 10.625% due 7/1/14 (a)	1,602,825
1,730,000	Lamar Media Corp., Senior Subordinated Notes, 6.625% due 8/15/15	1,615,388
3,295,000	LodgeNet Entertainment Corp., Senior Subordinated Notes, 9.500% due 6/15/13	3,525,650
2,401,000	Nexstar Finance Inc., Senior Subordinated Notes, 7.000% due 1/15/14	2,178,907
2,565,000	Primedia Inc., Senior Notes, 8.875% due 5/15/11	2,455,987
	R.H. Donnelley Corp.:
	Senior Discount Notes:
1,000,000	Series A-1, 6.875% due 1/15/13	912,500
2,200,000	Series A-2, 6.875% due 1/15/13	2,007,500
5,200,000	Senior Notes, Series A-3, 8.875% due 1/15/16	5,206,500
900,000	R.H. Donnelley Finance Corp. I, Senior Subordinated Notes, 10.875% due 12/15/12 (a)	993,375
	Radio One Inc., Senior Subordinated Notes:
100,000	6.375% due 2/15/13	91,750

See Notes to Schedule of Investments.

Salomon Brothers High Income Fund II Inc.

Schedule of Investments (unaudited) (continued)	July 31, 2006

Face
Amount†	Security	Value
Media — 10.2% (continued)
3,475,000	Series B, 8.875% due 7/1/11	$3,579,250
4,885,000	Rainbow National Services LLC, Senior Notes, 8.750% due 9/1/12 (a)	5,190,312
	Rogers Cable Inc.:
905,000	Secured Notes, 5.500% due 3/15/14	817,894
1,340,000	Senior Secured Notes, 6.250% due 6/15/13	1,279,700
760,000	Senior Secured Second Priority Notes, 6.750% due 3/15/15	736,250
4,650,000	Sinclair Broadcast Group Inc., Senior Subordinated Notes, 8.000% due 3/15/12	4,719,750
750,000	Videotron Ltd., Senior Notes, 6.375% due 12/15/15	686,250
	XM Satellite Radio Inc., Senior Notes:
860,000	9.649% due 5/1/13 (a)(e)	797,650
2,510,000	9.750% due 5/1/14 (a)	2,328,025
	Total Media	102,970,728
Metals & Mining — 1.2%
2,225,000	Aleris International Inc., Senior Secured Notes, 10.375% due 10/15/10	2,441,937
275,000	Chaparral Steel Co., Senior Notes, 10.000% due 7/15/13	304,563
2,030,000	International Steel Group Inc., Senior Notes, 6.500% due 4/15/14	1,928,500
4,025,000	Metals USA Inc., Senior Secured Notes, 11.125% due 12/1/15 (a)	4,447,625
2,255,000	RathGibson Inc., Senior Notes, 11.250% due 2/15/14 (a)	2,345,200
5,000,000	Republic Technologies International LLC/RTI Capital Corp., Senior Secured Notes, 13.750% due 7/15/09 (b)(c)(d)*	0
375,000	Vale Overseas Ltd., Notes, 6.250% due 1/11/16	371,625
	Total Metals & Mining	11,839,450
Multiline Retail — 0.9%
2,500,000	Harry & David Operations, Senior Notes, 9.000% due 3/1/13	2,268,750
4,525,000	Neiman Marcus Group Inc., Senior Subordinated Notes, 10.375% due 10/15/15	4,824,781
1,543,000	Saks Inc., Notes, 9.875% due 10/1/11	1,662,583
	Total Multiline Retail	8,756,114
Office Electronics — 0.4%
4,375,000	Xerox Capital Trust I Exchange Capital Securities, 8.000% due 2/1/27	4,440,625
Oil, Gas & Consumable Fuels — 8.1%
4,080,000	Belden & Blake Corp., Secured Notes, 8.750% due 7/15/12	4,171,800
	Chesapeake Energy Corp., Senior Notes:
6,290,000	6.625% due 1/15/16	6,022,675
3,725,000	6.500% due 8/15/17	3,482,875
5,127,000	Cimarex Energy Co., Senior Notes, 9.600% due 3/15/12	5,441,029
835,000	Compagnie Generale de Geophysique SA, 7.500% due 5/15/15	820,387
	El Paso Corp.:
	Medium-Term Notes:
5,425,000	7.800% due 8/1/31	5,397,875
7,525,000	7.750% due 1/15/32	7,525,000
5,200,000	Notes, 7.875% due 6/15/12	5,343,000
2,510,000	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11	2,459,800
2,325,000	Inergy LP/Inergy Finance Corp., Senior Notes, 8.250% due 3/1/16	2,383,125
5,200,000	International Coal Group Inc., Senior Notes, 10.250% due 7/15/14 (a)	5,265,000
1,465,000	Mariner Energy Inc., Senior Notes, 7.500% due 4/15/13 (a)	1,421,050
995,000	Northwest Pipelines Corp., Senior Notes, 7.000% due 6/15/16 (a)	999,975
490,000	OMI Corp., Senior Notes, 7.625% due 12/1/13	494,900
	Pemex Project Funding Master Trust:
3,100,000	6.125% due 8/15/08	3,113,950
250,000	7.375% due 12/15/14	267,507
2,160,000	Petrohawk Energy Corp., Senior Notes, 9.125% due 7/15/13 (a)	2,219,400

See Notes to Schedule of Investments.

Salomon Brothers High Income Fund II Inc.

Schedule of Investments (unaudited) (continued)	July 31, 2006

Face
Amount†	Security	Value
Oil, Gas & Consumable Fuels — 8.1% (continued)
4,575,000	Plains Exploration & Production Co., Senior Notes, 7.125% due 6/15/14	$4,552,125
	Pogo Producing Co., Senior Subordinated Notes:
1,130,000	7.875% due 5/1/13 (a)	1,155,425
2,000,000	Series B, 8.250% due 4/15/11	2,062,500
500,000	SemGroup LP, Senior Notes, 8.750% due 11/15/15 (a)	505,000
160,000	SESI LLC, Senior Notes, 6.875% due 6/1/14 (a)	156,000
1,000,000	Swift Energy Co., Senior Subordinated Notes, 9.375% due 5/1/12	1,060,000
	Whiting Petroleum Corp., Senior Subordinated Notes:
2,550,000	7.250% due 5/1/12	2,543,625
1,975,000	7.000% due 2/1/14	1,945,375
	Williams Cos. Inc.:
	Notes:
3,650,000	7.875% due 9/1/21	3,723,000
3,225,000	8.750% due 3/15/32	3,499,125
3,700,000	Senior Notes, 7.625% due 7/15/19	3,755,500
	Total Oil, Gas & Consumable Fuels	81,787,023
Paper & Forest Products — 1.0%
4,425,000	Appleton Papers Inc., Senior Subordinated Notes, Series B, 9.750% due 6/15/14	4,425,000
650,000	Domtar Inc., Notes, 5.375% due 12/1/13	537,875
	NewPage Corp.:
785,000	Senior Secured Notes, 11.399% due 5/1/12 (e)	851,725
1,040,000	Senior Subordinated Notes, 12.000% due 5/1/13	1,089,400
800,000	P.H. Glatfelter, Senior Notes, 7.125% due 5/1/16 (a)	784,000
1,000,000	Smurfit Capital Funding PLC, Debentures, 7.500% due 11/20/25	920,000
	Verso Paper Holdings LLC:
1,100,000	Senior Secured Notes, 9.125% due 8/1/14 (a)	1,105,500
870,000	Senior Subordinated Notes, 11.375% due 8/1/16 (a)	870,000
	Total Paper & Forest Products	10,583,500
Personal Products — 0.2%
2,150,000	Playtex Products Inc., Senior Secured Notes, 8.000% due 3/1/11	2,238,688
Pharmaceuticals — 0.5%
3,930,000	Leiner Health Products Inc., Senior Subordinated Notes, 11.000% due 6/1/12	3,723,675
1,915,000	Valeant Pharmaceuticals International, Senior Notes, 7.000% due 12/15/11	1,828,825
	Total Pharmaceuticals	5,552,500
Real Estate Investment Trusts (REITs) — 0.9%
130,000	Forest City Enterprises Inc., Senior Notes, 7.625% due 6/1/15	131,300
	Host Marriott LP, Senior Notes:
2,500,000	7.125% due 11/1/13	2,515,625
1,625,000	Series I, 9.500% due 1/15/07	1,655,469
3,400,000	Series O, 6.375% due 3/15/15	3,234,250
1,565,000	Kimball Hill Inc., Senior Subordinated Notes, 10.500% due 12/15/12	1,428,062
665,000	Ventas Realty LP/Ventas Capital Corp., Senior Notes, 6.500% due 6/1/16	640,063
	Total Real Estate Investment Trusts (REITs)	9,604,769
Road & Rail — 0.6%
1,910,000	Avis Budget Car Rental LLC/Avis Budget Finance Inc., Senior Notes, 7.576% due 5/15/14 (a)(e)	1,933,875
	Grupo Transportacion Ferroviaria Mexicana SA de CV, Senior Notes:
550,000	10.250% due 6/15/07	565,812
3,360,000	9.375% due 5/1/12	3,586,800

See Notes to Schedule of Investments.

Salomon Brothers High Income Fund II Inc.

Schedule of Investments (unaudited) (continued)	July 31, 2006

Face
Amount†	Security	Value
Road & Rail — 0.6% (continued)
160,000	12.500% due 6/15/12	$176,800
	Total Road & Rail	6,263,287
Semiconductors & Semiconductor Equipment — 0.3%
4,000,000	MagnaChip Semiconductor, Senior Subordinated Notes, 8.000% due 12/15/14	2,670,000
Software — 0.4%
1,890,000	Activant Solutions Inc., Senior Subordinated Notes, 9.500% due 5/1/16 (a)	1,795,500
2,810,000	UGS Capital Corp. II, Senior Notes, 10.380% due 6/1/11 (a)(e)(f)	2,795,950
	Total Software	4,591,450
Specialty Retail — 1.7%
	AutoNation Inc., Senior Notes:
700,000	7.507% due 4/15/13 (a)(e)	710,500
875,000	7.000% due 4/15/14 (a)	870,625
2,105,000	Blockbuster Inc., Senior Subordinated Notes, 9.000% due 9/1/12	1,989,225
4,050,000	Buffets Inc., Senior Subordinated Notes, 11.250% due 7/15/10	4,293,000
615,000	EPL Finance Corp., Senior Notes, 11.750% due 11/15/13 (a)	704,175
1,300,000	Eye Care Centers of America, Senior Subordinated Notes, 10.750% due 2/15/15	1,400,750
3,325,000	Hines Nurseries Inc., Senior Notes, 10.250% due 10/1/11	3,009,125
2,281,000	Jafra Cosmetics International Inc., Senior Subordinated Notes, 10.750% due 5/15/11	2,474,885
2,180,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes, 6.875% due 12/15/13	2,076,450
	Total Specialty Retail	17,528,735
Textiles, Apparel & Luxury Goods — 1.0%
6,785,000	Levi Strauss & Co., Senior Notes, 9.750% due 1/15/15	6,988,550
665,000	Russell Corp., Senior Notes, 9.250% due 5/1/10	698,250
2,950,000	Simmons Co., Senior Discount Notes, step bond to yield 9.995% due 12/15/14	2,006,000
	Total Textiles, Apparel & Luxury Goods	9,692,800
Trading Companies & Distributors — 1.1%
4,380,000	H&E Equipment Services Inc., Senior Notes, 5.375% due 7/15/16 (a)	4,445,700
3,790,000	Penhall International Corp., Senior Secured Notes, 12.000% due 8/1/14 (a)	3,932,125
2,550,000	Transdigm Inc., Senior Subordinated Notes, 7.750% due 7/15/14 (a)	2,556,375
	Total Trading Companies & Distributors	10,934,200
Wireless Telecommunication Services — 2.2%
1,825,000	American Tower Corp., Senior Notes, 7.500% due 5/1/12	1,870,625
2,125,000	Centennial Communications Corp., Senior Notes, 11.258% due 1/1/13 (e)	2,199,375
325,000	Dobson Cellular Systems Inc., First Priority Senior Secured Notes, 8.375% due 11/1/11	338,000
8,150,000	Nextel Communications Inc., Senior Notes, Series D, 7.375% due 8/1/15	8,358,053
440,000	Rogers Wireless Communications Inc., Secured Notes, 7.250% due 12/15/12	447,700
1,040,000	Rogers Wireless Inc., Senior Subordinated Notes, 8.000% due 12/15/12	1,076,400
3,380,000	Rural Cellular Corp., Senior Notes, 9.875% due 2/1/10	3,515,200
3,900,000	UbiquiTel Operating Co., Senior Notes, 9.875% due 3/1/11	4,260,750
	Total Wireless Telecommunication Services	22,066,103
	TOTAL CORPORATE BONDS & NOTES (Cost — $866,325,262)	852,797,248
ASSET-BACKED SECURITY — 0.0%
Diversified Financial Services — 0.0%
1,975,400	Airplanes Pass-Through Trust, Subordinated Notes, Series D, 10.875% due 3/15/19 (b)(c)(d)* (Cost — $2,026,308)	0

See Notes to Schedule of Investments.

Salomon Brothers High Income Fund II Inc.

Schedule of Investments (unaudited) (continued)	July 31, 2006

Face
Amount	Security	Value
CONVERTIBLE BONDS & NOTES — 0.4%

Semiconductors & Semiconductor Equipment — 0.1%
1,120,000	Amkor Technology Inc., Senior Subordinated Bond, 2.500% due 5/15/11	$901,600
Wireless Telecommunication Services — 0.3%
2,675,000	American Tower Corp., Notes, 5.000% due 2/15/10	2,675,000
	TOTAL CONVERTIBLE BONDS & NOTES (Cost — $2,542,145)	3,576,600

Shares
ESCROWED SHARES(b)(d) — 0.0%
8,800,000	Breed Technologies Inc. (c)*	0
2,025,000	Pillowtex Corp.	0
2,648,056	Vlasic Foods International Inc. (c)*	52,961
	TOTAL ESCROWED SHARES (Cost — $0)	52,961

Face
Amount†
SOVEREIGN BONDS — 8.2%
Argentina — 0.3%
		Republic of Argentina:
1,400,000	EUR	9.250% due 10/21/02 (b)	518,198
300,000	EUR	9.000% due 6/20/03 (b)	112,000
250,000	EUR	10.250% due 1/26/07 (b)	99,715
275,000	EUR	8.000% due 2/26/08 (b)	104,860
775,250		4.889% due 8/3/12 (e)	719,845
1,656,754	ARS	Bonds, 2.000% due 1/3/10 (e)	1,046,710
97,000	EUR	GDP Linked Securities, 0.000% due 12/15/35 (e)	11,452
		Medium-Term Notes:
600,000	EUR	8.125% due 10/4/03 (b)	224,957
1,175,000	EUR	7.000% due 3/18/04 (b)	455,537
525,000	EUR	9.000% due 5/24/05 (a)(b)	203,538
		Total Argentina	3,496,812
Brazil — 1.8%
		Federative Republic of Brazil:
9,413,000		11.000% due 8/17/40	12,081,586
		Collective Action Securities:
2,005,000		8.750% due 2/4/25	2,318,281
3,449,000		Notes, 8.000% due 1/15/15	3,739,578
		Total Brazil	18,139,445
Chile — 0.0%
432,000		Republic of Chile, 5.500% due 1/15/13	427,090
Colombia — 0.5%
		Republic of Colombia:
3,325,000		11.750% due 2/25/20	4,588,500
105,000		10.375% due 1/28/33	138,600
		Total Colombia	4,727,100
Ecuador — 0.2%
2,100,000		Republic of Ecuador, 9.000% due 8/15/30 (a)	2,131,500
El Salvador — 0.2%
		Republic of El Salvador:
1,300,000		7.750% due 1/24/23 (a)	1,404,000

See Notes to Schedule of Investments.

Salomon Brothers High Income Fund II Inc.

Schedule of Investments (unaudited) (continued)	July 31, 2006

Face
Amount†	Security	Value
El Salvador — 0.2% (continued)
270,000	8.250% due 4/10/32 (a)	$290,925
	Total El Salvador	1,694,925
Indonesia — 0.0%
400,000	Republic of Indonesia, 8.500% due 10/12/35 (a)	452,860
Mexico — 1.7%
	United Mexican States:
1,020,000	11.375% due 9/15/16	1,430,550
1,410,000	8.125% due 12/30/19	1,646,880
	Medium-Term Notes:
870,000	5.625% due 1/15/17	835,853
	Series A:
516,000	6.375% due 1/16/13	531,222
2,894,000	5.875% due 1/15/14	2,893,276
8,795,000	8.000% due 9/24/22	10,189,007
	Total Mexico	17,526,788
Panama — 0.2%
	Republic of Panama:
1,285,000	9.625% due 2/8/11	1,452,050
550,000	7.250% due 3/15/15	569,112
	Total Panama	2,021,162
Peru — 0.6%
	Republic of Peru:
40,000	9.875% due 2/6/15	48,100
1,168,000	8.750% due 11/21/33	1,354,880
169,750	FLIRB, 5.000% due 3/7/17 (a)(e)	165,931
	Global Bonds:
220,000	8.375% due 5/3/16	245,025
198,000	7.350% due 7/21/25	202,455
	PDI:
3,207,400	5.000% due 3/7/17 (e)	3,151,270
550,630	5.000% due 3/7/17 (a)(e)	542,371
	Total Peru	5,710,032
Philippines — 0.3%
	Republic of the Philippines:
350,000	9.375% due 1/18/17	402,920
1,975,000	9.500% due 2/2/30	2,340,375
	Total Philippines	2,743,295
Russia — 1.1%
	Russian Federation:
377,780	8.250% due 3/31/10 (a)	394,072
1,225,000	11.000% due 7/24/18 (a)	1,724,188
275,000	12.750% due 6/24/28 (a)	478,500
8,025,000	5.000% due 3/31/30 (a)	8,739,626
	Total Russia	11,336,386
South Africa — 0.1%
	Republic of South Africa:
575,000	9.125% due 5/19/09	623,875
725,000	6.500% due 6/2/14	746,750
	Total South Africa	1,370,625

See Notes to Schedule of Investments.

Salomon Brothers High Income Fund II Inc.

Schedule of Investments (unaudited) (continued)	July 31, 2006

Face
Amount†	Security	Value
Turkey — 0.7%
	Republic of Turkey:
500,000	11.750% due 6/15/10	$580,000
2,106,000	11.500% due 1/23/12	2,516,670
315,000	11.000% due 1/14/13	374,063
490,000	7.000% due 6/5/20	471,012
335,000	11.875% due 1/15/30	487,634
512,000	8.000% due 2/14/34	520,960
1,464,000	Collective Action Securities, Notes, 9.500% due 1/15/14	1,645,170
	Total Turkey	6,595,509
Uruguay — 0.1%
955,000	Republic of Uruguay, Benchmark Bonds, 7.500% due 3/15/15	975,533
Venezuela — 0.4%
	Bolivarian Republic of Venezuela:
965,000	5.375% due 8/7/10 (a)	932,431
569,000	5.750% due 2/26/16	521,489
241,000	7.650% due 4/21/25	253,894
1,550,000	Collective Action Securities, Notes, 10.750% due 9/19/13	1,884,412
	Total Venezuela	3,592,226
	TOTAL SOVEREIGN BONDS (Cost — $79,875,222)	82,941,288
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 3.0%
U.S. Government Obligations — 3.0%
14,000,000	U.S. Treasury Bonds, 4.500% due 2/15/36	12,782,658
	U.S. Treasury Notes:
8,670,000	4.875% due 5/31/11	8,655,781
9,570,000	4.500% due 2/15/16	9,220,848
	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost — $30,886,356)	30,659,287

Shares
COMMON STOCKS — 1.2%
CONSUMER DISCRETIONARY — 0.0%
Household Durables — 0.0%
10,685,938	Home Interiors of Gifts Inc. (b)(c)(d)(g)*	106,859
52,472	Mattress Discounters Corp. (c)(d)*	0
	TOTAL CONSUMER DISCRETIONARY	106,859
CONSUMER STAPLES — 0.0%
Food Products — 0.0%
3,784	Imperial Sugar Co.	90,589
MATERIALS — 0.1%
Chemicals — 0.1%
93,506	Applied Extrusion Technologies Inc., Class A Shares (g)*	607,789
TELECOMMUNICATION SERVICES — 1.1%
Wireless Telecommunication Services — 1.1%
334,706	American Tower Corp., Class A Shares *	11,313,063
	TOTAL COMMON STOCKS (Cost — $13,300,599)	12,118,300
PREFERRED STOCKS — 0.2%
CONSUMER DISCRETIONARY — 0.0%
Automobiles — 0.0%
1,800	Ford Motor Co., 8.000%	31,986

See Notes to Schedule of Investments.

Salomon Brothers High Income Fund II Inc.

Schedule of Investments (unaudited) (continued)	July 31, 2006

Shares	Security	Value
Automobiles — 0.0% (continued)
800	Ford Motor Co., Series F, 7.550%	$12,336
	TOTAL CONSUMER DISCRETIONARY	44,322
ENERGY — 0.2%
Oil, Gas & Consumable Fuels — 0.2%
5,355	Chesapeake Energy Corp., 6.250%	1,499,507
FINANCIALS — 0.0%
Diversified Financial Services — 0.0%
9,400	Preferred Plus, Series FRD-1, 7.400% *	151,810
7,000	Preferred Plus Series FMC1 Trust, Senior Debentures, Series LMG-3, 8.250%	128,380
9,100	Saturns, Series F 2003-5, 8.125%	157,430
17,552	TCR Holdings Corp., Class B Shares, (c)(d)*	18
9,654	TCR Holdings Corp., Class C Shares, (c)(d)*	10
25,451	TCR Holdings Corp., Class D Shares, (c)(d)*	25
52,657	TCR Holdings Corp., Class E Shares, (c)(d)*	53
	TOTAL FINANCIALS	437,726
	TOTAL PREFERRED STOCKS (Cost — $1,813,419)	1,981,555

Warrants
WARRANTS — 0.1%
18,500	Bolivarian Republic of Venezuela, Oil-linked payment obligations, Expires 4/15/20*	656,750
3,500	Brown Jordan International Inc., Expires 8/15/07(a)(c)*	32
30,928,049	ContiFinancial Corp., Liquidating Trust, Units of Interest (Represents interest in a trust in the liquidation of ContiFinancial Corp. and its affiliates)(b)(c)*	93
2,750	Leap Wireless International Inc., Expires 4/15/10(a)(c)(d)*	0
3,500	Mattress Discounters Co., Expires 7/15/07(a)(c)(d)*	0
13,614	Pillowtex Corp., Expires 11/24/09(c)(d)*	0
5,000	UbiquiTel Inc., Expires 4/15/10(a)(c)(d)*	50
20,000	United Mexican States, Series XW05, Expires 11/9/06*	70,000
16,250	United Mexican States, Series XW10, Expires 10/10/06*	60,937
15,000	United Mexican States, Series XW20, Expires 9/1/06*	105,000
	TOTAL WARRANTS (Cost — $689,986)	892,862
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $997,459,297)	985,020,101

Face
Amount
SHORT-TERM INVESTMENTS — 2.5%
Repurchase Agreement — 2.2%
$22,292,000	Merrill Lynch, Pierce, Fenner & Smith Inc. repurchase agreement dated 7/31/06, 5.250% due 8/1/06; Proceeds at maturity - $22,295,251; (Fully collateralized by U.S. Treasury Note, 4.500% due 11/15/15; Market value - $22,738,131) (Cost — $22,292,000)	22,292,000

Shares
Securities Purchased from Securities Lending Collateral — 0.3%
2,960,331	State Street Navigator Securities Lending Trust Prime Portfolio (Cost — $2,960,331)	2,960,331
	TOTAL SHORT-TERM INVESTMENTS (Cost — $25,252,331)	25,252,331
	TOTAL INVESTMENTS — 100.0% (Cost — $1,022,711,628#)	$1,010,272,432

*	Non-income producing security.
†	Face amount denominated in U.S. dollars, unless otherwise noted.

See Notes to Schedule of Investments.

Salomon Brothers High Income Fund II Inc.

Schedule of Investments (unaudited) (continued)	July 31, 2006

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	Security is currently in default.
(c)	Illiquid security.
(d)	Security is valued in good faith at fair value by or under the direction of the Board of Directors (See Note 1).
(e)	Variable rate security. Interest rate disclosed is that which is in effect at July 31, 2006.
(f)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(g)	All or a portion of this security is on loan (See Notes 1 and 2).
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ARS - Argentine Peso
EUR - Euro
FLIRB - Front-Loaded Interest Reduction Bonds
GDP - Gross Domestic Product
MXN - Mexican Peso
PDI - Past Due Interest

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Salomon Brothers High Income Fund II Inc. (the “Fund”) was incorporated in Maryland and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended, (the “1940 Act”). The Fund seeks to maximize current income by investing at least 80% of its net assets plus any borrowings for investment purposes in high yield debt securities (as defined in the Fund’s prospectus). As a secondary objective, the Fund seeks capital appreciation to the extent consistent with its objective of seeking to maximize current income.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the bid and asked prices as of the close business of the market. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Lending of Portfolio Securities. The Fund has an agreement with its custodian whereby the custodian may lend securities owned by the Fund to brokers, dealers and other financial organizations. In exchange for lending securities under the terms of the agreement with its custodian, the Fund receives a lender’s fee. Fees earned by the Fund on securities lending are recorded as securities lending income. Loans of securities by the Fund are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which varies depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund maintains the risk of any loss on the securities on loan as well as the potential loss on investments purchased with cash collateral received from securities lending.

(d) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(e) Credit and Market Risk. The Fund invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and

Notes to Schedule of Investments (continued)

ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(f) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At July 31, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$35,063,862
Gross unrealized depreciation	(47,503,058)
Net unrealized depreciation	$(12,439,196)

At July 31, 2006, the Fund loaned securities having a market value of $2,877,955. The Fund received cash collateral amounting to $2,960,331 which was invested into the State Street Navigator Securities Lending Trust Prime Portfolio, a Rule 2a-7 money market fund, registered under the 1940 Act.

3. Loan

At July 31, 2006, the Fund had a $125,000,000 loan pursuant to a revolving credit and security agreement with Crown Point Capital Company LLC and Citicorp North America, Inc. (“CNA”). In addition, CNA acts as administrative agent of the credit facility. The loan generally bear interest at a variable rate based on the weighted average interest rates of the underlying commercial paper or LIBOR plus any applicable margin. Securities held by the Fund are subject to a lien, granted to the lenders, to the extent of the borrowings outstanding and any additional expenses.

ITEM 2.                  CONTROLS AND PROCEDURES.

(a)           The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.                  EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Salomon Brothers High Income Fund II Inc.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:	September 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:	September 28, 2006

By	/s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer

Date:	September 28, 2006